Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Jan. 13, 2023	Feb. 14, 2023	Mar. 15, 2023	Feb. 28, 2023	Jan. 26, 2023	Jan. 17, 2023	Jan. 08, 2023
Subsequent Event [Line Items]
Net Tangible Assets		$ 5,000,001
Transaction Expenses		Closing after the payment of their transaction expenses from $25 million to $4 million
[custom:BusinessCombinationDiscription]		Delete the closing condition added by the First BCA Amendment that holders of at least 5,200,000 publicly held Class A ordinary shares redeem such shares at the closing of the transactions contemplated in the Business Combination since the redemption of 6,058,262 Class A ordinary shares in connection with the January 13, 2023 First Charter Amendment rendered such condition unnecessary.
Subsequent Event, Description	holders of 6,058,262 of the public shares exercised their right to redeem those shares for cash at an approximate price of $10.16 per share, for an aggregate of approximately $61.57 million, leaving 5,441,738 public shares outstanding after the January 13, 2023 shareholders meeting.
[custom:DepositedAmount-0]			$ 312,900			$ 312,900
[custom:WorkingCapital-0]					$ 1,062,500		$ 1,000,000
Interest-Bearing Deposit Liabilities					$ 607,740		$ 407,540
[custom:DueFromEmployee-0]				$ 29,754